BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2024
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

The terms “COSM,” “we,” the “Company,” the “Group” and “us” as used in this report refer to Cosmos Health Inc. The accompanying unaudited condensed consolidated balance sheet as of September 30, 2024 and unaudited condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2024 have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of the management of COSM, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and nine months ended September 30, 2024, are not necessarily indicative of the results that may be expected for the year ending December 31, 2024, or any other period. These unaudited condensed consolidated financial statements and notes should be read in conjunction with the financial statements for the year ended December 31, 2023, included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 (“Form 10-K”). The accompanying condensed consolidated balance sheet as of December 31, 2023 has been derived from the audited financial statements filed in our Form 10-K and is included for comparison purposes on the accompanying balance sheet.

Going Concern

The Company’s unaudited condensed consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplates the continuation of the Company as a going concern. For the nine months ended September 30, 2024, the Company had revenue of $40,202,238, net loss of $6,639,935 and net cash used in operations of $3,883,215. Additionally, as of September 30, 2024, the Company had positive working capital of $11,027,653, an accumulated deficit of $104,479,192, and stockholders’ equity of $34,976,599. It is the management’s opinion that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date of this filing.

The Company’s revenues are not able to sustain its operations, and concerns exist regarding the Company’s ability to meet its obligations as they become due. The Company is subject to a number of risks to those of smaller commercial companies, including dependence on key individuals and products, the difficulties inherent in the development of a commercial market, the need to obtain additional capital, competition from larger companies, and other pharmaceutical and health care companies.

Management evaluated the above conditions which raise substantial doubt about the Company’s ability to continue as a going concern to determine if it can meet its obligations for the subsequent twelve months from the date of this filing. Management considered its ability to access future capital, curtail expenses if needed, expand product lines, and acquire new products.

Management’s plans include expansion of brand name products to the market, expanding the current product portfolio, and evaluating acquisition targets to expand distribution. Furthermore, the Company intends to vertically integrate the supply chain distribution network. During the period up to the issuance of this report the Company has signed multiple distribution agreements for its SPL products in Europe and Asia and a variety of contract manufacturing agreements though its subsidiary, Cana Laboratories Holdings (Cyprus) Limited. Finally, the Company plans to further access the capital markets in order to raise additional funds through equity offerings. More specifically, up to the issuance of its consolidated financial statements for the nine months ended September 30, 2024, the Company has sold 901,488 shares of common stock for net proceeds of $629,426 pursuant to an at-the-market sales agreement under two Prospectus Supplements to its Registration Statement on Form S-3 (No. 333-267550) filed with the SEC on February 29 and March 7, 2024. Following such efforts, on September 26, 2024, the Company entered into a Warrant Inducement Letter with an investor pursuant to which the Company issued 9,748,252 new warrants and reduced the exercise price of 4,874,126 warrant shares from $1.45 to $0.8701 to induce exercise and receive gross cash proceeds of $4,240,977. On July 29, 2024 the Company’s subsidiary Cosmofarm SA entered into an agreement with a third-party lender in the principal amount of €400,000 ($432,760). Management will also consider postponing the repayment of its outstanding Trade Facility ($1,588,163 balance as of September 30, 2024), intends to make substantial efforts to receive additional debt financing through its subsidiary, Cosmofarm SA, and plans to raise additional equity funds. Moreover, the Company’s management is considering postponing certain repayments of suppliers and creditors. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described herein and eventually secure other sources of financing and attain profitable operations.

Considering the above, management is of the view that substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of this uncertainty.